EVENTS AFTER THE REPORTING PERIOD (Details) $ in Millions, ৳ in Billions	1 Months Ended
	Mar. 31, 2021 USD ($) numberOfMegahertz extensionOption	Mar. 31, 2021 BDT (৳) numberOfMegahertz extensionOption	Feb. 28, 2021 numberOfMegahertz
Major purchases of asset | Banglalink Digital Communications Limited
Disclosure of non-adjusting events after reporting period
Spectrum cost	$ 115	৳ 10
Frequency band spectrum	40	40	30.6
Major purchases of asset | 1800 MHz spectrum | Banglalink Digital Communications Limited
Disclosure of non-adjusting events after reporting period
Frequency bands	1,800	1,800
Frequency band spectrum	4.4	4.4
Major purchases of asset | 2100 MHz spectrum | Banglalink Digital Communications Limited
Disclosure of non-adjusting events after reporting period
Frequency bands	2,100	2,100
Frequency band spectrum	5	5
Revolving credit facility | Borrowings transactions
Disclosure of non-adjusting events after reporting period
Facility amount | $	$ 1,250
Borrowings term	3 years
Number of extension options | extensionOption	2	2
Borrowings extension option, term	1 year
Revolving credit facility | Borrowings transactions | One month
Disclosure of non-adjusting events after reporting period
Interest payment period	1 month
Revolving credit facility | Borrowings transactions | Three months
Disclosure of non-adjusting events after reporting period
Interest payment period	3 months
Revolving credit facility | Borrowings transactions | Six months
Disclosure of non-adjusting events after reporting period
Interest payment period	6 months